Note 11 - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net (loss)/income	$ 290	$ (5,361)
Weighted average common shares outstanding, basic and diluted (in shares)	3,426,780	1,959,603
(Loss)/earnings per share, basic and diluted (in dollars per share)	$ 0.08	$ (2.74)